Share Capital	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Share Capital

10.      SHARE CAPITAL

a)      Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)      Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2016	2015
Common shares	118,572,181	120,842,448
Securities convertible into common shares
Stock options	5,985,454	8,071,056
Deferred stock units (DSUs)	197,367	260,398
	124,755,002	129,173,902

As at December 31, 2016, no preferred shares or special preferred shares were issued or outstanding.

c)      Common Shares

	Number	Amount
December 31, 2014	120,247,647	$426,037

Issued on exercise of stock options	625,201	1,269
Transfer from additional paid-in capital on exercise of options	-	787
Issued on sale of shares under Employee Share Purchase Plan	94,600	131
Repurchased under normal course issuer bid	(125,000)	(443)
December 31, 2015	120,842,448	$427,781

Issued on exercise of stock options	4,333	11
Transfer from additional paid-in capital on exercise of options	-	6
Issued on sale of shares under Employee Share Purchase Plan	70,600	72
Conversion of deferred stock units to common shares	53,300	116
Repurchased under normal course issuer bid	(2,398,500)	(8,501)
December 31, 2016	118,572,181	$419,485

The Company paid quarterly cash dividends as follows:

	2016				2015
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0125	US	$1,091	Cdn	$0.0500	US	$5,183
2nd Quarter		0.0125		1,151		0.0525		5,005
3rd Quarter		0.0125		1,153		0.0525		5,077
4th Quarter		0.0125		1,132		0.0525		4,817
	Cdn	$0.0500	US	$4,527	Cdn	$0.2075	US	$20,082

The Company declared quarterly dividends as follows:

	2016		2015
1st Quarter	Cdn	$0.0125	Cdn	$0.0525
2nd Quarter		0.0125		0.0525
3rd Quarter		0.0125		0.0525
4th Quarter		0.0125		0.0125

On February 10, 2016, the Company received regulatory approval to make a normal course issuer bid (“2016 NCIB”) through the facilities of the Toronto Stock Exchange. Under the 2016 NCIB, the Company is permitted to purchase up to 11,762,446 common shares. The NCIB commenced on February 12, 2016 and will expire on February 11, 2017. The Company repurchased 2,398,500 common shares under the NCIB during the year ended December 31, 2016 for a total cost of $4,225.

On May 27, 2014, the Company received regulatory approval to make a normal course issuer bid (the “2014 NCIB”) through the facilities of the Toronto Stock Exchange. Under the 2014 NCIB, the Company was permitted to purchase up to 11,676,510 common shares. The 2014 NCIB commenced on May 29, 2014 and was completed on May 28, 2015. The Company repurchased 125,000 common shares under the 2014 NCIB during the twelve months ended December 31, 2015 for a total of $329.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of Common Stock or an increase to additional paid-in capital when the prices of the shares repurchased is less than the average original price per share received from the issuance of Common Stock. During the year ended December 31, 2016, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2016, $4,276 was recorded as an increase to additional paid-in capital. During the year ended December 31, 2015, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2015, $114 was recorded as an increase to additional paid-in capital.

d)      Stock Options

WiLAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 430,000 and under the Employee Purchase Plan limited to 800,000. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six-year life.

Option activity for the years ended December 31, 2016 and 2015 was as follows:

	Options Outstanding				Exercisable Options
	Number of Options	Price Range (Cdn)		Weighted Average Exercise Price (Cdn)	Number	Weighted Average Exercise Price (Cdn)
December 31, 2014	9,465,372	$1.42	$7.09	$4.63	6,760,992	$4.83

Granted	-	-	-	-
Exercised	(625,201)	2.53	2.53	2.53
Forfeited	(769,115)	2.53	5.52	3.97
December 31, 2015	8,071,056	$1.42	$7.09	$4.86	7,062,972	$4.97

Granted	256,477	2.84	3.32	2.86
Exercised	(4,333)	3.12	3.33	3.28
Forfeited	(86,999)	3.49	4.37	3.84
Expired	(2,250,747)	3.40	7.09	4.85
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions for the options granted in 2015:

	2016	2015
Risk free interest rate	0.9%	NA
Volatility	49%	NA
Expected option life (in years)	5.6	NA
Dividend yield	3.2%	NA
Forfeiture rate	14.5%	NA

The weighted average fair value per option granted during the year ended December 31, 2016 was CDN $0.98 (2015 – NA)

The intrinsic value of options exercised was CDN $2 for the year ended December 31, 2016 (2015 – CDN $488). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was Nil as at December 31, 2016 (2015 –Nil).

The total fair value of options vested was CDN $956 for the year ended December 31, 2016 (2015 – CDN $1,634).

As at December 31, 2016, there was CDN $154 of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 2.17 years.

Details of the outstanding options at December 31, 2016 are as follows:

Range of Exercise Prices (Cdn)		Outstanding Options at December 31, 2016	Remaining Term of Options in Years	Weighted Average Exercise Price (Cdn)	Exercisable Options at December 31, 2016	Weighted Average Exercise Price (Cdn)
$2.84	$3.00	246,477	5.58	$2.84	-	$-
3.01	4.00	757,167	2.93	3.43	660,502	3.44
4.01	5.00	1,500,800	2.19	4.45	1,475,800	4.46
5.01	6.00	3,481,010	0.60	5.36	3,481,010	5.36
$2.84	$6.00	5,985,454	1.50	$4.78	5,617,312	$4.89

Stock-based compensation expense for the year ended December 31, 2016 was $217 (2015 - $847). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2016 and 2015:

	2016	2015
Cost of revenue	$174	$460
Research and development	-	81
Marketing, general and administration	43	306
	$217	$847

e)      Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

Number
December 31, 2014	244,526

Issued in lieu of quarterly fees	5,000
Issued in lieu of dividends paid	10,872
Settled for cash	-
Settled for common shares	-
December 31, 2015	260,398

Issued in lieu of quarterly fees	21,936
Issued in lieu of dividends paid	14,690
Settled for cash	(46,357)
Settled for common shares	(53,300)
December 31, 2016	197,367

The liability recorded in respect of the outstanding DSUs was $322 as at December 31, 2016 (2015 - $367). The change in the liability is recorded as compensation expense.

f)      Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $1,348 as at December 31, 2016 (2015 - $684). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2016 and 2015 was as follows:

Number
December 31, 2014	1,294,278

Granted	1,101,021
Settled	(103,155)
Forfeited	(783,112)
December 31, 2015	1,509,032

Granted	2,477,861
Settled	(1,148,892)
Forfeited	(125,491)
December 31, 2016	2,712,510

During the year ended December 31, 2016, 125,491 RSUs (2015 – 783,112) were forfeited as they related to former employees.

g)      Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2016	2015
Basic weighted average common shares outstanding	119,245,581	120,713,535
Effect of options	-	6,636
Diluted weighted average common shares outstanding	119,245,581	120,720,171

The effect of options totaling 5,985,454 for fiscal 2016 (fiscal 2015 – 8,071,056), were anti-dilutive.